Goodwill (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended
		Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Goodwill [Line Items]
Goodwill, net		$ 921.9	$ 845.1	$ 837.1
Goodwill impairment charge		305.2
Goodwill accumulated impairment losses	[1]	$ 284.8	$ 258.6	$ 243.7

[1]	Amount is attributable to the Industrial Gases – Americas segment and includes currency translation of $46.6, $61.5, and $20.4 as of 30 September 2016, 2015, and 2014, respectively.